As filed with the Securities and Exchange Commission on October 20, 2022

Securities Act of 1933 Registration No. 33-73404
Investment Company Act of 1940 Registration No. 811-08236

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 172	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 174	☒
(Check appropriate box or boxes)

NORTHERN FUNDS*
(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street
Chicago, Illinois 60603
(Address of Principal Executive Offices)
800-595-9111
(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Michael Mabry Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, Pennsylvania 19103	Jose J. Del Real Kevin P. O’Rourke The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on November 19, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* This filing relates solely to the Northern Funds – International Quality ESG Fund, Class I shares and Class K shares.

 Explanatory Note

This Post-Effective Amendment No. 172 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 174 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Northern Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 19, 2022, the effectiveness of the Registration Statement with respect to the Class I shares and Class K shares of the International Quality ESG Fund (the “Fund”), initially filed in Post-Effective Amendment No. 166 on April 8, 2022, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, which would have become effective on June 22, 2022. Post-Effective Amendment No. 167 was filed on June 21, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to July 22, 2022. Post-Effective Amendment No. 168 was filed on July 21, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to August 21, 2022. Post-Effective Amendment No. 170 was filed on August 19, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to September 20, 2022. Post-Effective Amendment No. 171 was filed on September 19, 2022 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 166 to October 20, 2022.
This Post-Effective Amendment No. 172 incorporates by reference the information for the Fund contained in Parts A and B of Post-Effective Amendment No. 166 and Part C of Post-Effective Amendment No. 169.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 172 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 172 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 20th day of October, 2022.

NORTHERN FUNDS

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 172 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Peter K. Ewing	President (Principal Executive Officer)	October 20, 2022
Peter K. Ewing

/s/ Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	October 20, 2022
Randal E. Rein

* Therese M. Bobek Therese M. Bobek	Trustee	October 20, 2022

* Mark G. Doll Mark G. Doll	Trustee	October 20, 2022

* Thomas A. Kloet Thomas A. Kloet	Trustee	October 20, 2022

* David R. Martin David R. Martin	Trustee	October 20, 2022

* Cynthia R. Plouché Cynthia R. Plouché	Trustee	October 20, 2022

* Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	October 20, 2022

* Ingrid LaMae A. de Jongh Ingrid LaMae A. de Jongh	Trustee	October 20, 2022

* Darek Wojnar Darek Wojnar	Trustee	October 20, 2022

/s/ Peter K. Ewing
* By Peter K. Ewing Attorney-In-Fact